Schedule of changes in sundry provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	R$ 874,208	R$ 505,206
Additions, monetary adjustments and exchange variation	835,191	576,237
Write-offs through usage and payments	(420,136)	(207,235)
Ending balance	1,289,263	874,208
Recovery of environmental damage member
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	602,490	365,155
Additions, monetary adjustments and exchange variation	576,086	306,274
Write-offs through usage and payments	(143,150)	(68,939)
Ending balance	1,035,426	602,490
Rebate member
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	123,465	84,110
Additions, monetary adjustments and exchange variation	144,710	150,132
Write-offs through usage and payments	(166,922)	(110,777)
Ending balance	101,253	123,465
Other member
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	148,253	55,941
Additions, monetary adjustments and exchange variation	114,395	119,831
Write-offs through usage and payments	(110,064)	(27,519)
Ending balance	R$ 152,584	R$ 148,253